Consolidated statements of changes in equity - EUR (€) € in Millions		Total	Attributable to equity holders of Sanofi	Share capital	Additional paid-in capital	Treasury shares	Reserves and retained earnings	Stock options and other share- based payments	Other comprehensive income	Attributable to non- controlling interests
Beginning balance at Dec. 31, 2020	[1]	€ 63,252	€ 63,106	€ 2,518	€ 362	€ (705)	€ 60,149	€ 4,138	€ (3,356)	€ 146
Other comprehensive income for the period		3,307	3,296				797		2,499	11
Net income for the period		6,279	6,223				6,223			56
Comprehensive income		9,586	9,519				7,020		2,499	67
Dividend paid out of earnings		(4,008)	(4,008)				(4,008)
Payment of dividends to non-controlling interests		(49)	0							(49)
Share repurchase program	[2]	(382)	(382)			(382)
Share-based payment plans:
Exercise of stock options	[2]	11	11		11
Issuance of restricted shares and vesting of existing restricted shares	[2],[3]	0	0	4	(4)	148	(148)
Employee share ownership plan	[2]	168	168	5	163
Value of services obtained from employees		244	244					244
Tax effects on share-based payments		23	23					23
Other changes in non-controlling interests	[4]	186	0							186
Ending balance at Dec. 31, 2021	[1]	69,031	68,681	2,527	532	(939)	63,013	4,405	(857)	350
Other comprehensive income for the period		2,764	2,759				451		2,308	5
Net income for the period		8,484	8,371				8,371			113
Comprehensive income		11,248	11,130				8,822		2,308	118
Dividend paid out of earnings		(4,168)	(4,168)				(4,168)
Effect of the distribution of an exceptional supplementary dividend of 58% of the shares of EUROAPI to the equity holders of Sanofi	[5]	(793)	(793)				(793)
Payment of dividends to non-controlling interests		(100)	0							(100)
Share repurchase program	[2]	(497)	(497)			(497)
Reduction in share capital	[2]	0	0	(13)	(587)	600
Share-based payment plans:
Exercise of stock options	[2]	35	35	1	34
Issuance of restricted shares and vesting of existing restricted shares	[2],[3]	0	0	3	(3)	130	(130)
Employee share ownership plan	[2]	153	153	4	149
Value of services obtained from employees		245	245					245
Tax effects on share-based payments		8	8					8
Other movements		(10)	(10)				(10)
Ending balance at Dec. 31, 2022		75,152	74,784	2,522	125	(706)	66,734	4,658	1,451	368
Other comprehensive income for the period		(1,603)	(1,590)				(77)		(1,513)	(13)
Net income for the period		5,436	5,400				5,400			36
Comprehensive income		3,833	3,810				5,323		(1,513)	23
Dividend paid out of earnings		(4,454)	(4,454)				(4,454)
Payment of dividends to non-controlling interests		(59)	0							(59)
Share repurchase program	[2]	(593)	(593)			(593)
Share-based payment plans:
Exercise of stock options	[2]	37	37	1	36
Issuance of restricted shares and vesting of existing restricted shares	[2],[3]	0	0	3	(3)	115	(115)
Employee share ownership plan	[2]	159	159	4	155
Value of services obtained from employees		283	283					283
Tax effects on share-based payments		3	3					3
Other changes arising from issuance of restricted shares	[6]	2	2				2
Other changes in non-controlling interests		(10)	9				9			(19)
Ending balance at Dec. 31, 2023		€ 74,353	€ 74,040	€ 2,530	€ 313	€ (1,184)	€ 67,499	€ 4,944	€ (62)	€ 313

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[2]	See Notes D.15.1., D.15.3., D.15.4. and D.15.5.
[3]	This line includes the use of existing shares to fulfill vested rights under restricted share plans.
[4]	This line mainly comprises changes in non-controlling interests arising from divestments and acquisitions.
[5]	This amount includes the valuation of the shares distributed as a dividend in kind, at a price of €14.58 per share, as of May 10, 2022 (see note D.2.1.).
[6]	This line comprises the impact of the issuance of restricted shares to former employees of EUROAPI subsequent to the date on which Sanofi lost control of EUROAPI.